Financial Instruments - Equity Investments without Readily Determinable Fair Values (Details) $ in Thousands	Dec. 31, 2022 USD ($) investment	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity and other investments without readily determinable fair values	$ 1,084,500
Equity Investments In Private Companies
Schedule of Equity Method Investments [Line Items]
Total initial value	1,359,950	$ 539,221
Cumulative gross unrealized gains	59,023	38,880
Cumulative gross unrealized losses and impairment	(334,473)	(34,722)
Equity and other investments without readily determinable fair values	1,084,500	543,379
Equity Investments In Three Private Companies
Schedule of Equity Method Investments [Line Items]
Equity and other investments without readily determinable fair values	$ 879,998
Number of investments in private companies | investment	3
Equity Investments In One Private Company
Schedule of Equity Method Investments [Line Items]
Equity and other investments without readily determinable fair values		$ 348,278